EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Schedule of total assets and liabilities of all types of employee benefits granted

	2017	2016
Plan assets - Defined contribution pension plan	1,149	1,490
Plan assets - Defined benefit pension plan	—	55,307

Total assets	1,149	56,797

Actuarial liabilities - Defined benefit pension plan	1,084,758	1,144,080
Acturial liabilities - Post-employment health care benefit	316,230	305,447
Retirement and termination benefit liabilities	23,876	55,276

Total liabilities	1,424,864	1,504,803

Current	253	409
Non-current	1,424,611	1,504,394

Post-employment defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Summary of sensitivity analysis
	1% Increase	1% Decrease
Discount rate	(19,286)	15,457

Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Schedule of current expenses of benefit plans

	2017	2016	2015
Cost of current service	60,595	57,619	121,962
Interest expense	90,381	199,389	226,406
Return on plan assets	(64,128)	(186,856)	(216,005)
Past service cost	1,082	2,788	(151,685)
Curtailment	—	—	(4,510)
Settlement	(566)	609	—
Interest cost on unrecoverable surplus	21,211	22,916	23,515

Net pension cost	108,575	96,465	(317)

Schedule of reconciliations of assets and liabilities of benefit plans

	2017	2016
Present value of defined benefit obligation	(4,314,592)	(4,174,653)
Fair value of plan assets	3,456,613	3,292,890
Asset ceiling restrictions on recognition of net funded assets	(226,779)	(207,010)

Net	(1,084,758)	(1,088,773)

Plan assets	—	55,307

Defined benefit obligation	(1,084,758)	(1,144,080)

Schedule of variation of plan obligations and assets

	2017	2016	2015
Variation of the plan obligations
Obligation at the begining of the year	4,174,653	4,739,299	3,791,670
Cost of service	60,595	57,619	121,962
Interest expense	195,557	199,389	226,406
Payments of the benefits	(335,471)	(317,505)	(398,778)
Past service cost	1,082	2,788	(114,899)
Curtailment	—	—	(41,296)
Settlement	(52,035)	609	—
Acturial remeasurements	235,549	186,905	(202,749)
Liabilities held for sale (note 3.4)	(101,794)	—	—
Exchange Variance	136,456	(694,451)	1,356,983

Obligation at the end of the year	4,314,592	4,174,653	4,739,299

	2017	2016	2015
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,292,890	3,865,411	3,319,133
Return of the plan assets	169,304	186,857	216,005
Contributions from sponsors	111,450	(47,574)	(14,986)
Curtailment	—	—	(5,248)
Settlement	(51,469)	(6,710)	—
Payments of benefits	(335,471)	(317,505)	(398,778)
Remeasurement	232,214	109,153	(235,275)
Assets held for sale (note 3.4)	(73,127)	—	—
Exchange Variance	110,822	(496,742)	984,560

Fair value of plan assets at the end of the year	3,456,613	3,292,890	3,865,411

Summary of actuarial gains and losses recognized in other comprehensive income

	2017	2016	2015
Remeasurements	(232,214)	(109,153)	235,275
Actuarial Remeasurements	235,549	186,905	(202,749)
Restriction recognized in Other Comprehensive Income	(1,696)	3,065	(44,453)

Remeasurements recognized in Other Comprehensive Income	1,639	80,817	(11,927)

Summary of historical actuarial remeasurements

	2017	2016	2015	2014	2013
Present value of defined benefit obligation	(4,314,592)	(4,174,653)	(4,739,299)	(3,791,670)	(3,113,818)
Fair value of the plan assets	3,456,613	3,292,890	3,865,411	3,319,133	3,081,582

Surplus (Deficit)	(857,979)	(881,763)	(873,888)	(472,537)	(32,236)

Experience adjustments on plan liabilities (Gain)	235,549	186,905	(202,749)	466,829	(272,767)

Experience adjustments on plan assets (Gain)	(232,214)	(109,153)	235,275	(69,748)	33,417

Summary of allocation for plan assets

	2017
	Brazilian Plans	American Plans
Fixed income	98.0%	48.3%
Variable income	—	45.0%
Others	2.0%	6.7%

Total	100.0%	100.0%

	2016
	Brazilian Plans	American Plans
Fixed income	97.0%	45.8%
Variable income	—	48.5%
Others	3.0%	5.7%

Total	100.0%	100.0%

Summary of assumptions

	2017
	Brazilian Plan	North America Plan
Average discount rate	9.84%	3.25% - 4.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2017
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2017
Rate of rotation	Based on service and salary level/null	Based on age and/or the service

	2016
	Brazilian Plan	North America Plan
Average discount rate	10.87%	3.75% - 4.25%
Rate of increase in compensation	Not applicable	3.25%
Mortality table	RP-2000	CPM-2014 and RP-2014
Mortality table of disabled	AT-2000 per sex	Rates by age
Rate of rotation	Based on service and salary level/null	Based on age and/or the service

Post-employment health care benefit
Disclosure of net defined benefit liability (asset) [line items]
Summary of sensitivity analysis
	1% Increase	1% Decrease
Effect over total service costs and interest costs	92	(765)
Effect over benefit plan obligations	37,871	(47,434)

Schedule of current expenses of benefit plans
	2017	2016	2015
Current service cost	4,441	4,481	5,935
Interests expense	12,162	15,494	18,981
Past service cost	5,769	(75,787)	—

Net cost pension benefit	22,372	(55,812)	24,916

Schedule of reconciliations of assets and liabilities of benefit plans
	2017	2016
Present value of obligations	(316,364)	(305,447)

Total net liabilities	(316,364)	(305,447)

Schedule of variation of plan obligations and assets

	2017	2016	2015
Change in benefit obligation
Benefit obligation at beginning of the year	305,447	446,842	351,538
Cost of service	4,441	4,481	5,935
Interest expense	12,162	15,494	18,981
Past service cost	5,769	(75,787)	—
Contributions from participants	1,556	2,212	2,206
Payment of benefits	(14,230)	(14,799)	(17,245)
Remeasurements	(14,452)	(3,673)	(45,884)
Exchange variations	15,671	(69,323)	131,311

Benefit obligation at the end of the year	316,364	305,447	446,842

	2017	2016	2015
Change in plan assets
Contributions from sponsors	12,572	12,463	14,733
Contributions from participants	1,556	2,212	2,206
Payments of benefits	(14,128)	(14,675)	(16,939)

Fair value of plan assets at end of the year	—	—	—

Summary of actuarial gains and losses recognized in other comprehensive income
	2017	2016	2015
Losses on actuarial obligation	14,452	(3,673)	(45,884)

Actuarial losses recognized in Equity	14,452	(3,673)	(45,884)

Summary of historical actuarial remeasurements

	2017	2016	2015	2014	2013
Present value of defined benefit obligation	(316,364)	(305,488)	(446,843)	(351,538)	(369,086)

Deficit	(316,364)	(305,488)	(446,843)	(351,538)	(369,086)

Experience adjustments on plan liabilities	(14,452)	(3,673)	(45,884)	42,345	(20,980)

Summary of assumptions

	2017	2016
Average discount rate	3.25% - 3.50%	3.75% - 4.25%
Health treatment - rate assumed next year	6.88% - 7.60%	6.40% - 6.80%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2026 to 2041	4.00% - 4.50%	4.00% - 4.50%